Consolidated Statements of Comprehensive Income Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ 6,844	$ 5,219
Investment securities available-for-sale:
Net unrealized holding gains arising during the period on investment securities available-for-sale	60	839
Reclassification adjustments for net gains on investment securities available-for-sale realized in net income	(444)	(121)
Total	(384)	718
Defined benefit pension plan:
Net actuarial gain (loss) arising during period	2,387	(3,027)
Reclassification adjustment for amortization of net actuarial gain (loss) realized in net income	326	122
Reclassification adjustment for amortization of prior service cost realized in net income	7	4
Total	2,720	(2,901)
Total other comprehensive income (loss)	2,336	(2,183)
Total comprehensive income	$ 9,180	$ 3,036